UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 3/31/2005

       Check here if Amendment [ ]: Amendment Number: _________________

                       This Amendment (Check only one):

                       |_| is a restatement
                       |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:     Pine River Capital Management, L.P.
Address:  800 Nicollet Mall, Suite 2710
          Minneapolis, MN 55402



Form 13F File Number: 028-10902

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pine River Capital Management LLC
by Brian Taylor
Title:    Sole Member
Phone:    612-238-3302

Signature, Place and Date of Signing:

/s/ Brian Taylor        800 Nicollet Mall, Suite 2710       Date: May 13, 2005
------------------
                        Minneapolis, MN 55402




Report Type (Check only one):

 x  13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  133,453,884

List of Other Included Managers:  None

                                                     Form 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     Shrs or    SH/  Put/   Investment     Other      Voting authority
     Name of Issuer       Class Title       CUSIP     (x$1000)   prn amt.   PRN  Call   discretion    managers  Sole  Shared  None
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----  ------  ----
AFFILIATED MANAGERS
GROUP COM *                   COM          008252108          2       235   SH    PUT       SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC COM *            COM          018490102          1       100   SH    PUT       SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN GREETINGS
CORP NOTE 7.000% 7/1    NOTE 7.000% 7/1    026375AJ4       5690   3000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC COM *               COM          031162100         25      1000   SH    CALL      SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
AMR CORP NOTE 4.250%
9/2                     NOTE 4.250% 9/2    001765BA3       2051   2500000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS
INC COM *                     COM          032346108          8       750   SH    PUT       SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
BOULDER TOTAL RETURN
FD INC COM                    COM          101541100        450     25800   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
BRAZILIAN EQUITY FD
INC COM                       COM          105884100        350     37600   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB
CO COM *                      COM          110122108        255     10000   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP NOTE
4.750%11/1              NOTE 4.750%11/1    131347BJ4        942   1350000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
CASUAL MALE RETAIL
GRP INC NOTE 5.000%       NOTE 5.000%      148711AB0       1862   2000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC COM *            COM          156708109         12      2415   SH    PUT       SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS
INC D NOTE 4.750           NOTE 4.75       16117MAC1       1947   2000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
CIBER INC SDCV
2.875%12/1              SDCV 2.875%12/1    17163BAB8       1796   2000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
CIENA CORP NOTE
3.750% 2/0              NOTE 3.750% 2/0    171779AA9        861   1000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
COMMONWEALTH TEL
ENTERPRISES NOTE 3.250    NOTE 3.250       203349AB1       2023   2000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
CUMMINS INC COM *             COM          231021106          5      1000   SH    PUT       SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC
DEL COM *                     COM          247361108        406    100300   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC
DEL COM *                     COM          247361108        253      1200   SH    PUT       SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC
DEL NOTE 8.000% 6/0     NOTE 8.000% 6/0    247361YP7        603   1375000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW
DEB 4.900% 8/1           DEB 4.900%8/1     25179MAA1       3480   3000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
DOBSON COMMUNICATIONS
CORP CL A *                  CL A *        256069105         10      5000   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
DURA AUTOMOTIVE SYSTEMS
CORP CL A *                  CL A *        265903104        158     32700   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO COM *        COM          277461109          5      1080   SH    PUT       SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP COM *            COM          28336L109          3       650   SH    PUT       SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN UTLS & HIGH
INCM F COM                    COM          30034Q109        376     18600   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
FAIR ISAAC CORP NOTE
1.500% 8/1              NOTE 1.500% 8/1    303250AB0       1997   2000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
FIRST TR VAL LINE &
IBBTSN E COM                  COM          33735H105        331     16400   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
COPPER & GO CL B *           CL B *        35671D857        246      6200   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER
& GO NOTE 7.000            NOTE 7.000      35671DAK1       5758   4000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
FUELCELL ENERGY INC
COM *                         COM          35952H106         22       560   SH    PUT       SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP
COM *                         COM          432848109        224     10000   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
HORACE MANN EDUCATORS
CORP N NOTE 1.425          NOTE 1.425      440327AG9        932   2000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
ING PRIME RATE TR SH
BEN INT                     BEN INT        44977W106        564     76900   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP COM *         COM          46185R100        609      8800   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
JAKKS PAC INC NOTE
4.625% 6/1              NOTE 4.625%6/1     47012EAB2      19490  15000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
KOREA FD COM                  COM          500634100       1676     63600   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
LEAR CORP COM *               COM          521865105        177      4000   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS
INC COM *                     COM          52729N100        392      2725   SH    PUT       SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC
COM *                         COM          595112103       1013     97984   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC
COM *                         COM          595112103        271      1695   SH    CALL      SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC DBCV
2/0                         DBCV 2/0       629568AF3       8344  12500000   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP
NEW COM *                     COM          63934E108         20      4080   SH    PUT       SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC NOTE
3.500% 9/1              NOTE 3.500% 9/     62913FAD4       1119    500000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP
NEW COM *                     COM          656568102         46     16800   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP
NEW COM *                     COM          656568102         33      2210   PRN   CALL      SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLS CORP
CL A *                       CL A *        667280101         30      2000   SH    CALL      SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER
MULTI-SECTOR INC SH
BEN INT                     BEN INT        683933105        408     44500   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
PACIFICARE HEALTH SYS
DEL DBCV 3.000%10        DBCV 3.000%10     695112AG7      12472   4500000   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
PEGASUS SOLUTIONS INC
NOTE 3.875% 7/1         NOTE 3.875% 7/1    705906AB1       1869   2000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL RES
INC NOTE 2.875% 9/3     NOTE 2.875% 9/3    717125AC2       1678   2000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
RADIAN GROUP INC DBCV
2.250% 1/0               DBCV 2.250% 1/0   750236AF8       7042   7000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
RURAL CELLULAR CORP
CL A                          CL A         781904107         50      9500   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS FD
INC COM                       COM          795477108       1276    100900   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     Shrs or    SH/  Put/   Investment     Other      Voting authority
     Name of Issuer       Class Title       CUSIP     (x$1000)   prn amt.   PRN  Call   discretion    managers  Sole  Shared  None
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----  ------  ----
SALTON INC COM *              COM          795757103         26     12200   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC COM *            COM          817315104          3       527   SH      PUT     SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC SDCV
5.000% 2/1               SDCV 5.000% 2/1   817315AL8       3060   3000000   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
SIERRA PAC RES NEW
NOTE 7.250% 2/1          NOTE 7.250% 2/1   826428AF1       6935   2750000   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
SILICONWARE PRECISION
INDS L SPONSD ADR           SPONSD ADR     827084864         29      6770   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE
RADIO INC NOTE 2.500%       NOTE 2.500%    82966UAC7      24701  17250000   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE
RADIO INC NOTE 3.250%1      NOTE 3.250%1   82966UAD5       1338   1000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
SLM CORP DBCV 7/2             DBCV 7/2     78442PAC0       2061   2000000   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
THORATEC CORP NOTE
1.379% 5/1               NOTE 1.379% 5/1   885175AB5       1081   2000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER TELECOM
INC CL A *                   CL A *        887319101         95     24000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
TRITON PCS HLDGS
INC CL A *                   CL A *        89677M106         20      9000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
VALASSIS
COMMUNICATIONS INC
NOTE 1.625%               NOTE 1.625%      918866AK0       2069   3000000   PRN             SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
VERITAS DGC INC COM *         COM          92343P107        369     12300   SH              SOLE       none     Sole
----------------------------------------------------------------------------------------------------------------------------------
                                                    133,453,884